Commitments and Contingencies (Details Narrative) (10Q)											3 Months Ended		12 Months Ended
	Jun. 24, 2016 shares	Jun. 22, 2016 shares	May 18, 2016 USD ($) shares	May 15, 2016 shares	Sep. 10, 2015 shares	Oct. 22, 2014 shares	Sep. 03, 2014 USD ($) shares	Sep. 03, 2014 CAD shares	Apr. 23, 2014 CAD	Dec. 02, 2013	Jun. 30, 2016 CAD shares	Jun. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD	Jun. 30, 2016 $ / shares	Jun. 30, 2016 CAD	May 18, 2016 CAD	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2016 CAD CAD / shares
Operatinf lease term										5 years
Operating lease expiry date										Nov. 30, 2018
Payment for rent | CAD											CAD 1,362		CAD 1,362
Property taxes operating expenses | CAD											810		810
Rental expenses | CAD											CAD 6,516	CAD 6,498	CAD 26,015	CAD 25,732
Number of shares issued as common shares		15,264		13,874							93,000		93,000
Payment for commitments | CAD									CAD 427,000		CAD 427,000		CAD 427,000
Contingent payments | CAD											CAD 600,000		CAD 600,000
Consideration payable of consulting fees | CAD																CAD 9,688			CAD 9,688
Number of restricted common shares						11,256
Number of common stock shares issued during the period					50,000
Consulting Agreement [Member] | Agent [Member]
Available for sale combination of equity and or debt | CAD																	CAD 12,917,000
Agreement term			1 year
Number of restricted common shares			100,000
Percentage of placement fee equal to gross purchase price paid for equity			8.00%														8.00%
Percentage of administrative fee of gross purchase price paid for equity			4.00%														4.00%
Percentage of placement fee			4.00%														4.00%
Percentage of common stock shares issuable upon exercise of conversion of all securities			8.00%														8.00%
Consulting Agreement [Member] | Marketing Firm [Member]
Number of common stock shares issued during the period	250,000
Consulting Agreement [Member] | Marketing Firm [Member] | August 24, 2016 [Member]
Number of common stock shares issued during the period	250,000
Consulting Agreement [Member] | Marketing Firm [Member] | October 24, 2016 [Member]
Number of common stock shares issued during the period	250,000
USD [Member]
Consideration payable of consulting fees																CAD 7,500		$ 7,500
Number of restricted common shares						10,050
USD [Member] | Consulting Agreement [Member] | Agent [Member]
Available for sale combination of equity and or debt | $			$ 10,000,000
Warrants [Member]
Number of shares issued as common shares											625,000		625,000
Number of warrants exercisable per share | CAD / shares																			CAD 0.052
Number of warrants granted vested, shares							300,000	300,000
Unvested portion vesting pro-rata raised in offering value | CAD								CAD 322,925
Vested offerng costs | CAD								CAD 1,937,550			CAD 5,741		CAD 247,479
Warrants [Member] | USD [Member]
Number of warrants exercisable per share | $ / shares															$ 0.04			$ 0.04
Unvested portion vesting pro-rata raised in offering value | $							$ 250,000
Vested offerng costs | $							$ 1,500,000